Short-Term Debts - Additional Information (Details) - Short-Term Loan Agreement - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Interest Rate 2.70%
Short-term Debt [Line Items]
Debt instrument, aggregated principal amount	¥ 35,000
Debt instrument, interest rates	2.84%
Interest Rate Range - 2.70% to 2.85%
Short-term Debt [Line Items]
Debt instrument, aggregated principal amount	¥ 152,000
Interest Rate Range - 4.35% to 4.79%
Short-term Debt [Line Items]
Debt instrument, aggregated principal amount		¥ 200,000
Interest Rate 4.35%
Short-term Debt [Line Items]
Debt instrument, aggregated principal amount		¥ 100,000
Debt instrument, interest rates		4.35%
Minimum | Interest Rate Range - 2.70% to 2.85%
Short-term Debt [Line Items]
Debt instrument, interest rates	2.70%
Minimum | Interest Rate Range - 4.35% to 4.79%
Short-term Debt [Line Items]
Debt instrument, interest rates		4.35%
Maximum | Interest Rate Range - 2.70% to 2.85%
Short-term Debt [Line Items]
Debt instrument, interest rates	2.85%
Maximum | Interest Rate Range - 4.35% to 4.79%
Short-term Debt [Line Items]
Debt instrument, interest rates		4.79%